Non-Hedge Derivative Gain	9 Months Ended
Sep. 30, 2012
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Derivative Instruments Not Designated As Hedging Instruments And Movement On Bonds [Text Block]
	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US dollars, millions)

Non-hedge derivative gain

Gain on non-hedge derivatives	70	97

The net gain recorded in the nine months ended September 30, 2012 relates to fair value movements of the conversion features of convertible bonds and movements on other commodity contracts.

Movement on bonds

	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Fair value gain on mandatory convertible bonds (See Note F)	104	102